Consolidated Statements of Changes in Equity $ in Thousands	Share capital CAD ($)	Warrants CAD ($)	Contributed surplus Restricted share units CAD ($)	Contributed surplus Deferred share units CAD ($)	Contributed surplus CAD ($)	Accumulated other comprehensive income (loss) CAD ($)	Deficit CAD ($)	Restricted share units CAD ($)	Deferred share units CAD ($)	CAD ($) shares
Beginning Balance at Dec. 31, 2020	$ 687,072				$ 69	$ 15,018	$ (2,593)			$ 699,566
Beginning Balance (In shares) at Dec. 31, 2020 | shares										39,649,958
Net loss							(133,302)			$ (133,302)
Other comprehensive loss, net						(15,730)				(15,730)
Comprehensive loss						(15,730)	(133,302)			(149,032)
Transfer of realized loss on financial assets at fair value through other comprehensive income, net of taxes						7,476	(7,476)
Private placements - Brokered	6,156									$ 6,156
Private placements - Non-Brokered (in shares) | shares										3,620,732
Private placements - Flow-through	25,257									$ 25,257
Private placements - Flow-through (in shares) | shares										1,130,081
Issue costs on financings	(2,580)									$ (2,580)
De-recognition of tax benefit on issue costs	(1,535)									(1,535)
Share options - Share-based compensation			$ 2,053	$ 1,260	2,884			$ 2,053	$ 1,260	2,884
Exercise of warrants	3									$ 3
Exercise of warrants (in shares) | shares										83,000
Income tax impact					170					$ 170
Ending Balance at Dec. 31, 2021	714,373				6,436	6,764	(143,371)			$ 584,202
Ending Balance (in shares) at Dec. 31, 2021 | shares										44,400,854
Share Consolidation ratio										3
Net loss							(192,460)			$ (192,460)
Other comprehensive loss, net						11,877				11,877
Comprehensive loss						11,877	(192,460)			(180,583)
Transfer of realized loss on financial assets at fair value through other comprehensive income, net of taxes						(11,475)	11,475
Private placements - Brokered	101,873	$ 1,628								$ 103,501
Private placements - Brokered (in shares) | shares										7,752,917
Private placements - Non-Brokered	112,150									$ 112,150
Private placements - Non-Brokered (in shares) | shares										11,363,933
Share-issue costs	(6,243)	(55)								$ (6,298)
Share options - Share-based compensation					3,426					3,426
Equity-settled compensation plan					2,995		408			3,403
Shares issued - employee share purchase plan	368									$ 368
Shares issued - employee share purchase plan (in shares) | shares										35,045
Shares issued on Acquisition, Value	109,657									$ 109,657
Shares issued on Acquisition (in shares) | shares										12,049,449
Share issued from RSU/DSU Redemption	608									$ 608
Share issued from RSU/DSU Redemption | shares										27,651
Ending Balance at Dec. 31, 2022	$ 1,032,786	$ 1,573			$ 12,857	$ 7,166	$ (323,948)			$ 730,434
Ending Balance (in shares) at Dec. 31, 2022 | shares										75,629,849